ACQUISITION OF SUBSIDIARIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF BUSINESS ACQUISITION PRO FORMA

For the Three Months Ended June 30, 2021
Revenue	$1,406,874
Operating costs and expenses	1,278,574
Income from operations	128,300
Other income	28,637
Income tax expense	218,052
Net loss	$(61,115)

For the Six Months Ended June 30, 2021
Revenue	$2,601,982
Operating costs and expenses	2,716,243
Loss from operations	(114,261)
Other income	51,174
Income tax expense	218,052
Net loss	$(281,139)

	2021	2020
Revenue	$4,241,991	$4,789,633
Operating costs and expenses	5,244,272	4,949,947
Loss from operations	(1,002,281)	(160,314)
Other income (expense)	100,026	643,458
Income tax expense	274,321	340,155
Net income (loss)	$(1,176,576)	$142,989